TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	$ 40,977	$ 29,258
Other payables	10,766	10,633
Trade and other payables	$ 51,743	$ 39,891